Financial Instruments (Locations and Fair Values of Derivative Instruments) (Detail) - Derivatives not designated as hedging instruments - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Derivatives asset not designated as hedging instruments	¥ 0	¥ 16
Derivatives liabilities not designated as hedging instruments	1,347	2,420
Foreign exchange forward contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset not designated as hedging instruments	0	16
Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	11	5
Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	112	604
Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 1,224	¥ 1,811